Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of credit risk exposure [line items]
Beginning balance			$ 3,814
Ending balance	$ 3,248		3,248
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,248	$ 3,707	3,248	$ 3,707
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,824	3,251	2,824	3,251
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	424	456	424	456
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	135	93	152	86
Net remeasurement of loss allowance	(32)	67	(34)	93
Loan originations	15	4	28	8
Derecognitions and maturities	(5)	(2)	(15)	(5)
Model changes		(4)		(8)
Total PCL	(22)	65	(21)	88
Write-offs	(3)	(3)	(9)	(9)
Recoveries of previous write-offs	4	2	8	6
Foreign exchange and other	(3)	(7)	(19)	(21)
Ending balance	111	150	111	150
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	643	648	707	558
Net remeasurement of loss allowance	14	109	49	297
Loan originations	23	9	66	32
Derecognitions and maturities	(21)	(13)	(58)	(39)
Model changes		19		49
Total PCL	16	124	57	339
Write-offs	(55)	(81)	(184)	(248)
Recoveries of previous write-offs	24	22	70	64
Foreign exchange and other	(2)	(16)	(24)	(16)
Ending balance	626	697	626	697
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	390	434	431	305
Net remeasurement of loss allowance	47	81	117	343
Loan originations	11	5	28	13
Derecognitions and maturities	(10)	(8)	(28)	(22)
Model changes		(11)		(11)
Total PCL	48	67	117	323
Write-offs	(70)	(80)	(212)	(257)
Recoveries of previous write-offs	26	19	73	66
Foreign exchange and other	(7)	(11)	(22)	(8)
Ending balance	387	429	387	429
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,305	1,961	2,524	1,145
Net remeasurement of loss allowance	(87)	789	60	1,762
Loan originations	87	53	232	153
Derecognitions and maturities	(108)	(57)	(267)	(149)
Model changes		(11)	(24)	(22)
Total PCL	(108)	774	1	1,744
Write-offs	(101)	(300)	(285)	(516)
Recoveries of previous write-offs	13	37	40	60
Foreign exchange and other	15	(41)	(156)	(2)
Ending balance	2,124	2,431	2,124	2,431
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,031	1,025	1,031	1,025
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	822	813	822	813
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	209	212	209	212
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	60	29	51	15
Transfer to Stage 1	14	8	48	19
Transfer to Stage 2	(1)	(1)	(3)	(2)
Net remeasurement of loss allowance	(35)	27	(68)	29
Loan originations	15	4	28	8
Derecognitions and maturities	(2)		(5)	(1)
Model changes		(1)		(3)
Total PCL	(9)	37		50
Foreign exchange and other		(1)
Ending balance	51	65	51	65
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	141	116	148	89
Transfer to Stage 1	58	59	175	138
Transfer to Stage 2	(5)	(10)	(21)	(20)
Transfer to Stage 3	(3)	(1)	(6)	(3)
Net remeasurement of loss allowance	(64)	(50)	(197)	(112)
Loan originations	23	9	66	32
Derecognitions and maturities	(8)	(4)	(21)	(12)
Model changes		11		16
Total PCL	1	14	(4)	39
Foreign exchange and other		(3)	(2)	(1)
Ending balance	142	127	142	127
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	106	115	110	80
Transfer to Stage 1	42	50	141	107
Transfer to Stage 2	(6)	(9)	(21)	(25)
Transfer to Stage 3			(1)	(1)
Net remeasurement of loss allowance	(39)	(44)	(139)	(57)
Loan originations	11	5	28	13
Derecognitions and maturities	(3)	(1)	(6)	(3)
Model changes		(1)		(1)
Total PCL	5		2	33
Foreign exchange and other	(1)	(3)	(2)	(1)
Ending balance	110	112	110	112
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	689	580	658	338
Transfer to Stage 1	114	45	385	109
Transfer to Stage 2	(23)	(65)	(86)	(118)
Transfer to Stage 3		(4)	(2)	(6)
Net remeasurement of loss allowance	(112)	145	(327)	321
Loan originations	87	53	232	153
Derecognitions and maturities	(36)	(21)	(102)	(63)
Model changes		(7)	(5)	(30)
Total PCL	30	146	95	366
Foreign exchange and other	9	(5)	(25)	17
Ending balance	728	721	728	721
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,655	1,951	1,655	1,951
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,464	1,719	1,464	1,719
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	191	232	191	232
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	53	37	75	33
Transfer to Stage 1	(13)	(7)	(39)	(17)
Transfer to Stage 2	3	4	20	7
Transfer to Stage 3	(2)	(1)	(11)	(4)
Net remeasurement of loss allowance		30	5	47
Derecognitions and maturities	(3)	(2)	(10)	(4)
Model changes		(3)		(5)
Total PCL	(15)	21	(35)	24
Foreign exchange and other			(2)	1
Ending balance	38	58	38	58
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	401	407	454	333
Transfer to Stage 1	(56)	(57)	(168)	(131)
Transfer to Stage 2	16	21	50	66
Transfer to Stage 3	(24)	(27)	(76)	(79)
Net remeasurement of loss allowance	60	103	169	247
Derecognitions and maturities	(13)	(9)	(37)	(27)
Model changes		8		33
Total PCL	(17)	39	(62)	109
Foreign exchange and other	2	(3)	(6)	1
Ending balance	386	443	386	443
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	284	319	321	225
Transfer to Stage 1	(42)	(50)	(141)	(107)
Transfer to Stage 2	6	9	21	25
Transfer to Stage 3	(47)	(48)	(134)	(129)
Net remeasurement of loss allowance	84	105	234	332
Derecognitions and maturities	(7)	(7)	(22)	(19)
Model changes		(10)		(10)
Total PCL	(6)	(1)	(42)	92
Foreign exchange and other	(1)	(1)	(2)	0
Ending balance	277	317	277	317
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,075	795	1,258	496
Transfer to Stage 1	(113)	(45)	(380)	(102)
Transfer to Stage 2	63	66	138	121
Transfer to Stage 3	(17)	(163)	(83)	(226)
Net remeasurement of loss allowance	13	510	268	883
Derecognitions and maturities	(72)	(36)	(165)	(86)
Model changes		(4)	(19)	8
Total PCL	(126)	328	(241)	598
Foreign exchange and other	5	10	(63)	39
Ending balance	954	1,133	954	1,133
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	562	731	562	731
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	538	719	538	719
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	24	12	24	12
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	22	27	26	38
Transfer to Stage 1	(1)	(1)	(9)	(2)
Transfer to Stage 2	(2)	(3)	(17)	(5)
Transfer to Stage 3	2	1	11	4
Net remeasurement of loss allowance	3	10	29	17
Total PCL	2	7	14	14
Write-offs	(3)	(3)	(9)	(9)
Recoveries of previous write-offs	4	2	8	6
Foreign exchange and other	(3)	(6)	(17)	(22)
Ending balance	22	27	22	27
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	101	125	105	136
Transfer to Stage 1	(2)	(2)	(7)	(7)
Transfer to Stage 2	(11)	(11)	(29)	(46)
Transfer to Stage 3	27	28	82	82
Net remeasurement of loss allowance	18	56	77	162
Total PCL	32	71	123	191
Write-offs	(55)	(81)	(184)	(248)
Recoveries of previous write-offs	24	22	70	64
Foreign exchange and other	(4)	(10)	(16)	(16)
Ending balance	98	127	98	127
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	47	48	135	130
Net remeasurement of loss allowance	2	20	22	68
Total PCL	49	68	157	198
Write-offs	(70)	(80)	(212)	(257)
Recoveries of previous write-offs	26	19	73	66
Foreign exchange and other	(5)	(7)	(18)	(7)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	541	586	608	311
Transfer to Stage 1	(1)		(5)	(7)
Transfer to Stage 2	(40)	(1)	(52)	(3)
Transfer to Stage 3	17	167	85	232
Net remeasurement of loss allowance	12	134	119	558
Total PCL	(12)	300	147	780
Write-offs	(101)	(300)	(285)	(516)
Recoveries of previous write-offs	13	37	40	60
Foreign exchange and other	1	(46)	(68)	(58)
Ending balance	$ 442	$ 577	$ 442	$ 577